Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2019
Common stock [Member]
Statement [line items]
Number of Shares
The number of issued shares of common stock and common stock held by the Company at September 30, 2019 and March 31, 2019 was as follows:

	At September 30, 2019	At March 31, 2019
Shares outstanding	1,373,171,556	1,399,401,420
Shares in treasury	3,698,728	3,800,918

Preferred stock [Member]
Statement [line items]
Number of Shares
The following table shows the number of shares of preferred stock at September 30, 2019 and March 31, 2019.

	At September 30, 2019		At March 31, 2019
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—